Other Operating Income - Summary of Gain Loss on Sale of Business (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2019 INR (₨)
Hosted data center services business [member]
Disclosure of other operating income [line items]
Cash considerations	₨ 25,432
Less: Carrying amount of net assets disposed	(26,455)
Add: Reclassification of exchange difference on foreign currency translation	4,131
Gain on sale	3,108
Workday business [member]
Disclosure of other operating income [line items]
Cash considerations	6,645
Less: Carrying amount of net assets disposed	(5,475)
Add: Reclassification of exchange difference on foreign currency translation	79
Gain on sale	₨ 1,249